Consolidated Statements of Stockholders' Equity (Deficit) (USD $)		Total	Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2012		$ (7,903,831)		$ 3,188		$ 39,074,062	$ (46,974,678)	$ (6,403)
Balance (in shares) at Dec. 31, 2012				31,879,247
Issuance of stock for cash		8,755,705		2,116		8,753,589	0	0
Issuance of stock for cash (in shares)				21,164,846
Issuance of stock upon conversion of convertible debentures		5,644,948		1,130		5,643,818	0	0
Issuance of stock upon conversion of convertible debentures (in shares)				11,289,895
Issuance of stock for services		299,994		58		299,936	0	0
Issuance of stock for services (in shares)				581,247
Issuance of stock under anti-dilution provision		0		53		(53)	0	0
Issuance of stock under anti-dilution provision (in shares)				527,500
Stock-based compensation expense		872,967		0		872,967	0	0
Stock warrants issued as part of convertible debentures		763,659		0		763,659	0	0
Stock warrants issued for related party debt and letter of credit		304,390		0		304,390	0	0
Stock warrants issued to placement agent		597,133		0		597,133	0	0
Recognition of derivative liabilities		(957,888)		0		(957,888)	0	0
Net loss		(11,417,670)		0		0	(11,417,670)	0
Foreign currency translation adjustment		29,568		0		0	0	29,568
Balance at Dec. 31, 2013		(3,011,025)	0	6,545		55,351,613	(58,392,348)	23,165
Balance (in shares) at Dec. 31, 2013			0	65,442,735
Issuance of stock for cash		3,713,872	227	0		3,713,645	0	0
Issuance of stock for cash (in shares)			2,264,238	0
Issuance of stock upon conversion of convertible debentures		2,146,975	107	0		2,146,868	0	0
Issuance of stock upon conversion of convertible debentures (in shares)			1,073,487	0
Issuance of stock for services		880,373	0	111		880,262	0	0
Issuance of stock for services (in shares)			0	1,112,348
Stock options exercised		19,265	0	2	[1]	19,263	0	0
Stock options exercised (in shares)			0	25,000	[1]
Stock warrants exercised		0	0	1	[2]	(1)	0	0
Stock warrants exercised (in shares)			0	8,517	[2]
Stock-based compensation expense		283,481	0	0		283,481	0	0
Stock warrants issued as part of convertible debentures	[3],[4]		2,146,869
Stock warrants issued for services and debt		150,409	0	0		150,409	0	0
Stock warrants issued to placement agent		(1,861)	0	0		(1,861)	0	0
Recognition of derivative liabilities		(9,298)	0	0		(9,298)	0	0
Anti-dilution shares to be issued		1,771,362	0	0		1,771,362	0	0
Net loss		(11,474,770)	0	0		0	(11,474,770)
Foreign currency translation adjustment		(23,455)	0	0		0	0	(23,455)
Balance at Dec. 31, 2014		$ (5,554,672)	$ 334	$ 6,659		$ 64,305,743	$ (69,867,118)	$ (290)
Balance (in shares) at Dec. 31, 2014			3,337,725	66,588,600

[1]	Shares issued for exercised stock options and does not contain an anti-dilution provision
[2]	Shares issued under cashless stock warrant exercise and does not contain an anti-dilution provision
[3]	Activity does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.
[4]	Shares issued contain an anti-dilution provision expiring upon the conversion to common stock.